Organization and Basis of Presentation - Summary of Operations and Comprehensive Loss Statements of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Revenues	¥ 429,903	$ 65,885	¥ 381,677	¥ 208,867
Net loss	(407,235)	(62,412)	(169,156)	(177,497)
VIE and subsidiaries of the VIE
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Revenues	432,142	66,229	381,460	204,310
Net loss	¥ (244,765)	$ (37,510)	¥ (72,015)	¥ (93,455)